Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust II
Entity Central Index Key	0001586462
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Commodity Strategy Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Central Fund
Class Name	Fidelity® Commodity Strategy Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 238,640,386
Holdings Count | shares	62
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$238,640,386
Number of Holdings	62
Portfolio Turnover	0%

Holdings [Text Block]	Industrial Metals 36.7 Energy 22.8 Agriculture 21.9 Precious Metals 14.3 Livestock 4.3 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Industrial Metals - 36.7 Energy - 22.8 Agriculture - 21.9 Precious Metals - 14.3 Livestock - 4.3 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 133.5 Futures Contracts 57.2 Short-Term Investments and Net Other Assets (Liabilities) 42.8 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 57.2 Short-Term Investments and Net Other Assets (Liabilities) - 42.8